Stock-based Compensation Stock-based Compenation (Tables)	12 Months Ended
Dec. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The Company's total stock compensation expense for fiscal years 2013, 2012 and 2011 by income statement line item was as follows (in millions):

	2013	2012	2011
Selling, general and administrative expense	$45	$49	$55
Research and development expense	15	15	15
Cost of sales	5	5	6
Total stock compensation expense	$65	$69	$76

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table provides the weighted average fair value of stock options granted to employees during fiscal years 2013, 2012 and 2011 and the related weighted average assumptions used in the Black-Scholes model:

	2013	2012	2011
Fair value of options granted	$13.83	$7.71	$9.17
Assumptions:
Expected life (years)	5.4	5.4	5.5
Risk-free interest rate	1.6%	0.7%	0.9%
Volatility	28.6%	31.2%	33.9%
Dividend yield	1.8%	2.5%	2.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under all stock compensation plans during the fiscal year ended December 28, 2013:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in millions)	Price	Term (in years)	(in millions)
Outstanding at December 29, 2012	28.2	$38.05
Granted	2.7	59.16
Exercised	(10.6)	39.83
Canceled	(1.4)	40.05
Outstanding at December 28, 2013	18.9	$39.94	5.3	$422
Vested and expected to vest	18.2	$39.70	5.2	$409
Exercisable at December 28, 2013	10.6	$37.07	4.1	$267

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes activity for restricted stock awards and restricted stock units under all stock compensation plans during the fiscal year ended December 28, 2013:

		Weighted Average
	Restricted Stock	Grant Date
	(in millions)	Fair Value
Unvested balance at December 29, 2012	1.6	$36.61
Granted	0.7	58.32
Vested	(0.5)	37.45
Canceled	(0.2)	36.96
Unvested balance at December 28, 2013	1.6	$45.98